Stockholders' Equity (Details) (USD $)	9 Months Ended	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2014	May 01, 2013	Dec. 31, 2012	Jan. 04, 2001
Common Stock, shares authorized		800,000,000			800,000,000	800,000,000	800,000,000	300,000,000
Common Stock, par value		$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized		80,000,000			80,000,000	80,000,000	80,000,000	30,000,000
Preferred Stock, par value		$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Conversion Basis		the Company designated 80,000,000 preferred shares as Series A Convertible Preferred Stock which has the voting power equal to 100 common shares per each share of preferred stock. Each Series A Convertible Preferred Stock is convertible into 10 common shares at any time by the holder.
Common stock issued for services	$ 22,250	$ 2,250
Calvin Mees
Stock issued for services, Shares		2,250,000
Equity Issuance, Per Share Amount		$ 0.001
Common stock issued for services		$ 2,250
Preferred Stock
Stock issued for services, Shares		20,000,000
Stock cancelled, shares		(20,000,000)
Preferred Stock | Ardell D. Mees
Stock issued for services, Shares				20,000,000
Stock cancelled, shares			20,000,000